Document and Entity Information	Sep. 30, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2021
Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Jun. 01, 2021
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GTMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GBMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GMHXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GNMXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GNYXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GNBXX